EMPLOYEE BENEFIT PLANS	12 Months Ended
Jun. 30, 2014
EMPLOYEE BENEFIT PLANS [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 19. EMPLOYEE BENEFIT PLANS

Retirement Income Plans

Effective July 1, 2011, and as part of a set of long-term, cost-neutral enhancements to the Company's overall employee benefit plans, the domestic qualified plan was frozen for service accrual and eligibility purposes for most participants, however, interest credits have continued to accrue on participant balances. As of June 30, 2014 and 2013, the benefits of the domestic qualified plan are based on either employee years of service and compensation or a stated dollar amount per years of service. The Company is the sole contributor to the plan in amounts deemed necessary to provide benefits and to the extent deductible for federal income tax purposes. Assets of the plan consist primarily of investments in cash equivalents, mutual funds and common collective trusts. The Company did not make any contributions to its domestic qualified retirement income plan during fiscal years 2014, 2013 and 2012. The Company's funding policy for its qualified plans is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit tax laws plus additional amounts as the Company may determine to be appropriate.

Contributions made to the domestic nonqualified retirement income plans were $13, $11 and $11 in fiscal years 2014, 2013 and 2012, respectively. Contributions made to the foreign retirement income plans were $2, $1 and $1 in fiscal years 2014, 2013 and 2012, respectively.

Retirement Health Care

The Company provides certain health care benefits for employees who meet age, participation and length of service requirements at retirement. The plans pay stated percentages of covered expenses after annual deductibles have been met or stated reimbursements up to a specified dollar subsidy amount. Benefits paid take into consideration payments by Medicare for the domestic plan. The plans are funded as claims are paid, and the Company has the right to modify or terminate certain plans.

The assumed domestic health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 7.3% for medical and 7.7% for prescription drugs for fiscal year 2014. These rates have been assumed to gradually decrease each year until an assumed ultimate trend of 4.5% is reached in 2028. The health care cost trend rate assumption has an effect on the amounts reported. The effect of a hypothetical 100 basis point increase or decrease in the assumed domestic health care cost trend rate on the total service and interest cost components, and the postretirement benefit obligation would have been $0, $0 and $1 for the fiscal years ended June 30, 2014, 2013 and 2012, respectively.

Financial Information Related to Retirement Income and Retirement Health Care

Summarized information for the Company's retirement income and retirement health care plans at and for the fiscal years ended June 30 is as follows:

	Retirement Income		Retirement Health Care
	2014	2013	2014	2013
Change in benefit obligations:
Projected benefit obligation at beginning of year	$612	$646	$51	$63
Service cost	3	4	1	1
Interest cost	27	24	2	2
Actuarial (gain) loss	47	(27)	(2)	(9)
Plan amendments	-	-	(2)	(5)
Translation and other adjustment	(6)	-	-	-
Benefits paid	(42)	(35)	(1)	(1)
Projected benefit obligation at end of year	641	612	49	51

Change in plan assets:
Fair value of assets at beginning of year	408	394	-	-
Actual return on plan assets	51	37	-	-
Employer contributions to nonqualified plans	15	12	1	1
Benefits paid	(42)	(35)	(1)	(1)
Fair value of plan assets at end of year	432	408	-	-
Accrued benefit cost, net funded status	$(209)	$(204)	$(49)	$(51)

Amount recognized in the balance sheets consists of:
Pension benefit assets	$2	$-	$-	$-
Current accrued benefit liability	$(14)	$(17)	$(4)	$(4)
Non-current accrued benefit liability	(197)	(187)	(45)	(47)
Accrued benefit cost, net	$(209)	$(204)	$(49)	$(51)

Retirement income plans with an accumulated benefit obligation (ABO) in excess of plan assets as of June 30 were as follows:

	Pension Plans		Other Retirement Plans
	2014	2013	2014	2013
Projected benefit obligation	$538	$529	$78	$80
Accumulated benefit obligation	538	528	78	80
Fair value of plan assets	405	405	-	-

The ABO for all pension plans was $563, $530 and $561 as of June 30, 2014, 2013 and 2012, respectively. The ABO for all retirement income plans increased by $31 in fiscal year 2014, primarily due to a decrease in the discount rate assumption.

The net costs of the retirement income and health care plans for the fiscal years ended June 30 included the following components:

	Retirement Income			Retirement Health Care
	2014	2013	2012	2014	2013	2012
Service cost	$3	$4	$-	$1	$1	$1
Interest cost	27	24	29	2	2	3
Expected return on plan assets	(25)	(29)	(31)	-	-	-
Amortization of unrecognized items	11	12	8	(4)	(2)	(3)
Total	$16	$11	$6	$(1)	$1	$1

Items not yet recognized as a component of postretirement expense as of June 30, 2014, consisted of:

	Retirement Income	Retirement Health Care
Net actuarial loss (gain)	$247	$(29)
Prior service cost (benefit)	1	(9)
Net deferred income tax (assets) liabilities	(92)	14
Accumulated other comprehensive loss (income)	$156	$(24)

Net actuarial loss (gain) recorded in accumulated other comprehensive net losses for the fiscal year ended June 30, 2014, included the following:

	Retirement Income	Retirement Health Care
Net actuarial loss (gain) at beginning of year	$239	$(29)
Amortization during the year	(11)	2
Loss (gain) during the year	19	(2)
Net actuarial loss (gain) at end of year	$247	$(29)

The Company uses the straight-line amortization method for unrecognized prior service costs and benefits. In fiscal year 2015, the Company expects to recognize, on a pre-tax basis, approximately less than $1 of the prior service cost and $11 of the net actuarial loss as a component of net periodic benefit cost for the retirement income plans, and approximately $1 of the prior service credit and $3 of the net actuarial gain as a component of net periodic benefit cost for the retirement health care plans.

Weighted-average assumptions used to estimate the actuarial present value of benefit obligations as of June 30 were as follows:

	Retirement Income		Retirement Health Care
	2014	2013	2014	2013
Discount rate	4.05%	4.39%	4.00%	4.33%
Rate of compensation increase	4.46%	3.44%	n/a	n/a

Weighted-average assumptions used to estimate the net periodic pension and other postretirement benefit costs as of June 30 were as follows:

	Retirement Income
	2014	2013	2012
Discount rate	4.39%	3.87%	5.31%
Rate of compensation increase	3.44%	3.71%	3.93%
Expected return on plan assets	6.61%	7.50%	8.12%

	Retirement Health Care
	2014	2013	2012
Discount rate	4.33%	3.86%	5.29%

The expected long-term rate of return assumption is based on an analysis of historical experience of the portfolio and the summation of prospective returns for each asset class in proportion to the fund's current asset allocation.

Expected benefit payments for the Company's pension and other postretirement plans as of June 30, 2014, were as follows:

	Retirement Income	Retirement Health Care
2015	$38	$4
2016	39	4
2017	40	3
2018	41	3
2019	39	3
Fiscal years 2020 through 2024	196	13

Expected benefit payments are based on the same assumptions used to measure the benefit obligations and include estimated future employee service.

The target allocations and weighted average asset allocations by asset category of the investment portfolio for the Company's domestic retirement income plans as of June 30 were:

	% Target Allocation		% of Plan Assets
	2014	2013	2014	2013

U.S. equity	11%	20%	11%	20%
International equity	12	21	12	21
Fixed income	74	54	74	54
Other	3	5	3	5
Total	100%	100%	100%	100%

The target asset allocation is determined based on the optimal balance between risk and return and, at times, may be adjusted to achieve the plan's overall investment objective to generate sufficient resources to pay current and projected plan obligations over the life of the domestic qualified retirement income plan.

The following table sets forth by level within the fair value hierarchy, the retirement income plans' assets carried at fair value as of June 30:

	2014
	Level 1	Level 2	Total
Cash equivalents	$3	$-	$3
Common collective trusts
Bond funds	-	309	309
International equity funds	-	64	64
Domestic equity funds	-	44	44
Real Estate fund	-	12	12
Total common collective trusts	-	429	429
Total assets at fair value	$3	$429	$432

	2013
	Level 1	Level 2	Total
Cash equivalents	$3	$-	$3
Common collective trusts
Bond funds	-	217	217
International equity funds	-	93	93
Domestic equity funds	-	77	77
Real Estate fund	-	18	18
Total common collective trusts	-	405	405
Total assets at fair value	$3	$405	$408

The carrying value of cash equivalents approximates its fair value as of June 30, 2014 and 2013.

Common collective trust funds are not publicly traded and, therefore, are classified as Level 2. They are valued at a net asset value unit price determined by the portfolio's sponsor based on the fair value of underlying assets held by the common collective trust fund on June 30, 2014 and 2013.

The common collective trusts are invested in various trusts that attempt to achieve their investment objectives by investing primarily in other collective investment funds which have characteristics consistent with each trust's overall investment objective and strategy.

Defined Contribution Plans

The Company has defined contribution plans for most of its domestic employees. The plans include The Clorox Company 401(k) Plan, The Clorox Company 2011 Nonqualified Defined Benefit Plan and the Executive Retirement Plan. The aggregate cost of the domestic defined contribution plans was $43, $45 and $50 in fiscal years 2014, 2013 and 2012, respectively. Included in the aggregate cost was the cost of The Clorox Company 401(k) Plan of $38, $40 and $46 in fiscal years 2014, 2013 and 2012, respectively. The Company also has defined contribution plans for certain international employees. The aggregate cost of these foreign plans was $3, $1 and $1 for the fiscal years ended June 30, 2014, 2013 and 2012, respectively.